Other Balance Sheets Components (Tables)	12 Months Ended
Dec. 31, 2023
Other Balance Sheets Components
Schedule of other balance sheet components

	As of December 31,
	2022	2023

	(In US$ thousands)
Accounts receivable, net:
Due from third parties	$416,125	$396,043
Due from Alibaba	75,347	61,094
Due from other related parties	49,151	38,188
Total gross amount	540,623	495,325
Allowance for credit losses:
Balance at the beginning of the year	(42,650)	(38,180)
Additional provision charged to expenses, net	(4,440)	(19,208)
Write-off	4,695	1,435
Currency translation adjustment	4,215	1,396
Balance at the end of the year	(38,180)	(54,557)
	$502,443	$440,768

Prepaid expenses and other current assets:
Rental and other deposits	$1,583	$1,606
Deductible value-added taxes	3,865	4,860
Investment prepayment	30,938	29,055
Proceeds receivable from disposal of investments	13,371	—
Loans to and interest receivable from other related parties(1) (Note 10)	110,000	100,000
Loans to and interest receivable from third parties(1)	136,683	137,042
Advertising prepayment	9,126	8,563
Prepayment to outsourced service providers	3,479	3,380
Amounts deposited by users(2)	52,216	50,194
Content fees	15,859	15,796
Others	14,382	9,385
	$391,502	$359,881

Property and equipment, net:
Office building	$196,223	$190,295
Office building related facilities	3,298	3,199
Computers and equipment	228,599	213,637
Leasehold improvements	13,064	13,178
Furniture and fixtures	8,139	7,950
Others	17,733	18,644
Property and equipment, gross	467,056	446,903
Accumulated depreciation	(217,503)	(226,240)
	$249,553	$220,663
Other non-current assets
Investment-related deposits(3)	$373,252	$325,895
Loans to and interest receivable from other related parties(1) (Note 10)	454,912	349,716
Deferred tax assets	39,989	43,262
Others	30,269	36,889
	$898,422	$755,762
Accrued and other liabilities(4):
Payroll and welfare	$156,274	$161,579
Marketing expenses	74,093	62,267
Sales rebates	266,455	244,868
Professional fees	8,836	8,083
VAT and other tax payable	51,037	56,548
Amounts due to users(2)	52,216	50,194
Payable to SINA for the acquisition of the equity of STC (Note 6)	218,402	—
Unpaid consideration for acquisitions	687	5,674
Unpaid consideration for investment	4,320	2,186
Proceeds received in advance from disposal of investment	14,496	—
Interest payable for convertible senior notes, unsecured senior notes and long-term loans	28,257	28,812
Others	38,911	36,234
	$913,984	$656,445
(1)	Loans to related parties and third parties incurred for the years ended December 31, 2022 and 2023 were non-trade in nature.
(2)

Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out “red envelopes” and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivable temporarily held in Weibo’s account on a third-party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

(3)	Investment-related deposits primarily included a game company amounted to US$249.4 million and US$154.0 million as of December 31, 2022 and 2023, respectively.
(4)	Include amounts due to third parties, employees, related parties (Note 10) and Weibo wallet users.